Janus Detroit Street Trust

Janus Henderson AAA CLO ETF

Janus Henderson B-BBB CLO ETF

Supplement dated January 31, 2023

to Currently Effective Prospectuses

Effective January 31, 2023, Jessica Shill will join Nick Childs and John Kerschner as a portfolio manager and will serve as Co-Portfolio Manager of Janus Henderson AAA CLO ETF and Janus Henderson B-BBB CLO ETF (together, the “Funds,” and each, a “Fund”).

Accordingly, the prospectuses for each of the Funds will be amended as follows:

1.	Under “Management” in the Fund Summary section of each Fund’s prospectus, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers: Nick Childs, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since inception. John Kerschner, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Jessica Shill, is Co-Portfolio Manager of the Fund, which she has managed since January 2023.

2.	Under “Investment Personnel” in the Management of the Fund section of each Fund’s prospectus, the following information replaces the corresponding information in its entirety:

Co-Portfolio Managers Nick Childs, John Kerschner, and Jessica Shill jointly are responsible for the day-to-day management of the Fund, with no limitation on the authority of any co-portfolio manager in relation to the others.

Nick Childs, CFA, is Co-Portfolio Manager of the Fund, which he has managed since inception. Prior to joining the Adviser in 2017, he was a portfolio manager at Proprietary Capital, LLC from 2012 to 2016, where he managed alternative fixed income strategies specializing in mortgage-backed securities, absolute return investing. Mr. Childs holds a Bachelor of Science degree from the University of Denver. Mr. Childs holds the Chartered Financial Analyst designation.

John Kerschner, CFA, is Head of U.S. Securitized Products of Janus Henderson Investors. He is Co-Portfolio Manager of the Fund, which he has managed since inception. He joined the Adviser in December 2010. Mr. Kerschner holds a Bachelor of Arts degree (cum laude) in Biology from Yale University and a Master of Business Administration degree from the Fuqua School of Finance at Duke University, where he was designated a Fuqua Scholar. Mr. Kerschner holds the Chartered Financial Analyst designation.

Jessica Shill, is Co-Portfolio Manager of the Fund, which she has managed since January 2023. Prior to joining the Adviser in 2019, she was an analyst for the Wells Fargo Investment Portfolio. Ms. Shill holds a Bachelor of Arts degree (cum laude) in Economics from Bryn Mawr College.

Please retain this Supplement with your records.

125-31-70553 01-23
125-31-70555 01-23

Janus Detroit Street Trust

Janus Henderson AAA CLO ETF

Janus Henderson B-BBB CLO ETF

Supplement dated January 31, 2023

to Currently Effective Statements of Additional Information

Effective January 31, 2023, Jessica Shill will join Nick Childs and John Kerschner as a portfolio manager and will serve as Co-Portfolio Manager of Janus Henderson AAA CLO ETF and Janus Henderson B-BBB CLO ETF (together, the “Funds,” and each, a “Fund”).

Accordingly, the statements of additional information for each of the Funds will be amended as follows:

1.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of each Fund’s statement of additional information, the following information is added to the corresponding information in the table under the heading “Other Accounts Managed”:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Jessica Shill*	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	None None	None None
*	As of October 31, 2022.

2.

Under “Ownership of Securities” in the Trustees and Officers section of each Fund’s statement of additional information, the following information is added to the corresponding information in the table:

Investment Personnel	Dollar Range of Equity Securities in the Fund Managed

Jessica Shill*	$10,001-$50,000
*	As of October 31, 2022.

Please retain this Supplement with your records.

125-31-70554 01-23
125-31-70556 01-23